CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) (Parenthetical) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
CONSOLIDATED STATEMENT OF CHANGES IN EQUITY [Abstract]
Total comprehensive income attributable to owners of the parent	£ 3,027	£ 606	£ 807
Equity attributable to owners of parent	£ 42,639	£ 41,040	£ 40,570